Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Commitments And Contingencies [Abstract]
Schedule of minimum estimated commitment under purchase contracts	The minimum estimated commitment under these contracts, except as noted below, is as follows: As at December 31, 2024

2025	2026	2027	2028	2029	Thereafter
$517,656	$399,889	$328,238	$283,234	$267,708	$766,477

Schedule of contractual obligations
The Company has future minimum payments relating primarily to short-term vessel charters, terminal facilities, and other commitments that are not leases, as follows:

As at December 31, 2024

2025	2026	2027	2028	2029	Thereafter
$85,870	$21,460	$17,515	$16,661	$16,661	$2,393